CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023 [1]	Dec. 31, 2022 [1]
Non-current assets
Goodwill	€ 18,419	€ 18,419	€ 18,419
Intangible assets	6,606	6,604	6,607
Property, plant and equipment	2,666	878	1,592
Other financial assets	5,919	12,870	11,708
Other assets	948	2,320	1,037
Total non-current assets	34,558	41,090	39,363
Current assets
Other financial assets	7,554	9,186	0
Other receivables and assets	18,896	24,845	9,231
Cash and cash equivalents	144,221	251,942	26,950
Total current assets	170,671	285,972	36,181
TOTAL ASSETS	205,228	327,062	75,544
Shareholders’ equity
Share capital	633	629	223
Premiums related to share capital	478,905	478,218	150,476
Translation reserves	(75)	112	0
Retained earnings	(262,637)	(135,209)	(82,770)
Net loss for the period	(176,242)	(147,740)	(60,740)
Total shareholders’ equity	40,584	196,010	7,189
Non-current liabilities
Retirement benefit obligations	756	629	610
Provisions	819	30	40
Borrowings	29,056	2,563	9,127
Convertible loan notes	23,370	21,643	0
Derivative instruments	3,620	0	566
Royalty certificates	13,023	12,229	3,287
Other financial liabilities	0	3,262	3,262
Total non-current liabilities	70,645	40,356	16,891
Current liabilities
Borrowings	22,195	1,655	10,077
Convertible loan notes	21,574	29,605	19,957
Derivative instruments	1,166	2,579	0
Other financial liabilities	0	3,509	3,521
Provisions	532	0	0
Trade payables and other current liabilities	43,824	47,221	15,475
Tax and employee-related payables	4,709	6,073	2,300
Deferred income	0	52	133
Total current liabilities	93,999	90,695	51,464
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	€ 205,228	€ 327,062	€ 75,544

[1]	1In application of the Amendments to IAS 1 Presentation of Financial Statements – Classification of Liabilities as Current or Non-current, and
Non-current Liabilities with Covenants, the non-current portion of the OCEANE bonds as of December 31, 2022, amounting to €19,332 thousand, and the non-current portion of the Heights convertible notes as of December 31, 2023, amounting to €20,652 thousand, were reclassified within the current liabilities (Convertible loan notes) as of December 31, 2022 and 2023 respectively (see Note 2).